Supplement dated May 1, 2014 to the following booklet dated May 1, 2014:

Variable Fund D


Effective May 1, 2014, the following funds changed their names:

Name prior to May 1, 2014              Name effective May 1, 2014

Advantus Bond Fund ? Class 2 Shares    SFT Advantus Bond Fund ? Class 2
                                       Shares

Advantus Index 500 Fund ?              SFT Advantus Index 500 Fund ?
Class 2 Shares    			   Class 2 Shares

Advantus Money Market Fund             SFT Money Market Fund

Advantus Mortgage Securities Fund ?    SFT Mortgage Securities Fund ?
Class 2 Shares                         Class 2 Shares




The investment objectives, investment adviser and investment sub-adviser did not change.



Please retain this supplement for future reference.
F81108 5-2014